COMMITMENTS CONTINGENCIES (Details Narrative) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Office lease payments recognized as expense	$ 11	$ 39